U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


           Read instructions at end of Form before preparing Form.
                            Please print or type.



1. Name and address of issuer:     Common Sense Trust
                                   One Parkview Plaza
                                   Oakbrook Terrace, IL 60181



2. Name of each series or class of funds for which this notice is filed:

                                  Common Sense Emerging Growth Fund
                                  Common Sense International Equity Fund
                                  Common Sense Government Fund
                                  Common Sense Growth Fund
                                  Common Sense Growth and Income Fund
                                  Common Sense Money Market Fund
                                  Common Sense Municipal Bond Fund



3. Investment Company Act File Number: 811-05018

   Securities Act File Number: 33-11716



4. Last day of fiscal year for which this notice is filed: October 31, 1996



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:     [    ]



6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      - 0 -



8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      34, 493,464



9. Number and aggregate sale price of securities sold during the fiscal year:

      149,458,973      $1,323,541,142



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      114,965,509      $1,018,082,608



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):




12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $   1,018,082,608
                                                                                                                  -----------------
(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
         applicable):                                                                                             +           - 0 -
                                                                                                                  -----------------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                -     742,071,021
                                                                                                                  -----------------
(iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):                                                                  +           - 0 -
                                                                                                                  -----------------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):                                         276,011,587
                                                                                                                  -----------------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                                                                        /            3300
                                                                                                                  -----------------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                  $       83,639.87
                                                                                                                  =================
Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
-----------------------------------------------------------------------------------------------------------------------------------




13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).                [ x ]



Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   December 30, 1996




                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Nicholas Dalmaso

                               Nicholas Dalmaso
                               Assistant Secretary


Date: December 30, 1996



*Please print the name and title of the signing officer below the signature.


                           SULLIVAN & WORCESTER LLP
                        1025 CONNECTICUT AVENUE, N.W.
                            WASHINGTON, DC 20036
                               (202) 775-8190
                            FAX NO. 202-293-2275

      IN BOSTON, MA                                   IN NEW YORK CITY
  ONE POST OFFICE SQUARE                              767 THIRD AVENUE
BOSTON, MASSACHUSETTS 02109                       NEW YORK, NEW YORK 10017
     (617) 338-2800                                    (212) 486-8200
   FAX NO. 617-338-2880                             FAX NO. 212-758-2151





                                                    December 27, 1996


Common Sense Trust
One Parkview Plaza
Oakbrook Terrace, Illinois 60181


                                Rule 24f-2 Notice
             Registration Statement File Nos. 811-5018; 33-11716


Ladies and Gentlemen:

     Common Sense Trust (the "Trust"), a Massachusetts business trust with multiple series portfolios, proposes to file with the Securities and Exchange Commission (the "Commission") on behalf of its various series portfolios pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Act"), a notice making definite the registration of 114,965,509 shares of beneficial interest of the Trust authorized by the Board of Trustees of the Trust and issued by the respective series of the Trust as listed in Exhibit A attached hereto, (the "Shares"), which were sold in reliance upon registration pursuant to Rule 24f-2 during the fiscal year ended October 31, 1996.

     We have made such investigations and have relied upon original or copies, certified or otherwise identified to our satisfaction, of such records, instruments, certificates, memoranda and other documents as we have deemed necessary or advisable for purposes of this opinion. In that examination, we have assumed the genuineness of all signatures, the authenticity of all documents purporting to be originals, and the conformity to the originals of all documents purporting to be copies.

    Based upon and subject to the foregoing, we hereby advise you that, in our opinion, the Shares, the registration of which is being made definite by the notice referred to above, are validly and legally issued, fully paid and nonassesable. For purposes of this letter, we express no opinion as to compliance with the Securities



Common Sense Trust
December 27, 1996
Page 2



Act of 1933, as amended applicable state laws regulating the sale of securities, or the Act.

     We consent to your filing this opinion as an exhibit to the notice referred to above.



Very truly yours,


/s/ Sullivan & Worcester LLP
    Sullivan & Worcester LLP




                                   Exhibit A
                                   ---------

Common Sense Growth Fund
Common Sense Growth and Income Fund
Common Sense Government Fund
Common Sense Municipal Bond Fund
Common Sense Money Market Fund
Common Sense International Equity Fund
Common Sense Emerging Growth Fund